Cover	Sep. 12, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 06, 2022
Entity File Number	000-50254
Entity Tax Identification Number	46-0460790
Entity Incorporation, State or Country Code	SD
Entity Address, Address Line One	46269 SD Highway 34
Entity Address, Address Line Two	PO Box 100
Entity Address, City or Town	Wentworth
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57075
City Area Code	(605)
Local Phone Number	483-2676
Entity Registrant Name	LAKE AREA CORN PROCESSORS, LLC
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001156174
Written Communications	false